SHARE-BASED COMPENSATION - Non-Employee Share Options (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) item ¥ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2025 $ / shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) shares
SHARE-BASED COMPENSATION
Weighted average exercise price | $ / shares					$ 0.01		$ 0.01
Total compensation cost recognized	¥ 10,047	¥ 20,149	¥ 226,170
Options outstanding (in shares) | shares			45,795			30,175		45,795
Weighted average remaining contractual term	1 year 10 months 13 days	2 years 10 months 9 days	3 years 10 months 13 days
Aggregate intrinsic value			¥ 249			¥ 166		¥ 252
Granted (in shares) | shares	0	0	0
Non-Employee Share options
SHARE-BASED COMPENSATION
Contractual term of options granted	10 years
Vesting period	4 years
Vesting percentage (as a percent)	25.00%
Weighted average exercise price | $ / shares					$ 0.01
Number of grantees affected | item			4
Total incremental compensation cost	¥ 0			¥ 617
Weighted-average grant-date fair value of the options granted | ¥ / shares	¥ 0	¥ 0	¥ 0
Total intrinsic value of options exercised	¥ 13	¥ 0	¥ 0
Total compensation cost recognized	¥ 0	¥ 0	¥ 0